Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Maturities of Amounts Classified as Non-Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value measurement [line items]
Non-current liabilities	$ 17.4	$ 346.5	$ 351.0
2019 [member]
Disclosure of fair value measurement [line items]
Non-current liabilities	3.7
2020 [member]
Disclosure of fair value measurement [line items]
Non-current liabilities	3.9
2021 [member]
Disclosure of fair value measurement [line items]
Non-current liabilities	4.0
2022 [member]
Disclosure of fair value measurement [line items]
Non-current liabilities	2.6
Thereafter 2022 [member]
Disclosure of fair value measurement [line items]
Non-current liabilities	$ 3.2